Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 2,655	$ 2,737
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,526	6,702
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	129	56
Transfers out of Level 2 into Level 1 of fair value hierarchy	17	134
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	3,119	4,658
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,143	2,109
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	629	414
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 833	$ 4,784